Risk management arising from financial instruments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Incremental borrowing rate	12.00%	10.00%	10.00%
Credit Facility
Disclosure of financial assets [line items]
Reasonably possible increase in interest rate (as a percent)	1.00%
Increase in interest expense due to reasonably possible increase in interest rate	$ 2,522,373
Credit Facility | 30-day LIBOR
Disclosure of financial assets [line items]
Spread on variable rate	9.00%
Incremental borrowing rate	1.50%